Property, Plant and Equipment - Disclosure of Detailed Information About Property, Plant and Equipment (Details) - NZD ($) $ in Thousands	Jul. 31, 2019	Jan. 31, 2019	Jul. 31, 2018
Statement Line Items [Line Items]
Property, plant and equipment	$ 4,191	$ 3,763	$ 4,054
Plant, Furniture, Fittings and Motor Vehicles [Member]
Statement Line Items [Line Items]
Property, plant and equipment	1,526	499	488
Plant, Furniture, Fittings and Motor Vehicles [Member] | At Cost [Member]
Statement Line Items [Line Items]
Property, plant and equipment	26,757	25,666
Plant, Furniture, Fittings and Motor Vehicles [Member] | Accumulated Depreciation [Member]
Statement Line Items [Line Items]
Property, plant and equipment	(25,231)	(25,167)
Leasehold improvements [Member]
Statement Line Items [Line Items]
Property, plant and equipment	2,665	3,264	$ 3,566
Leasehold improvements [Member] | At Cost [Member]
Statement Line Items [Line Items]
Property, plant and equipment	11,396	12,035
Leasehold improvements [Member] | Accumulated Depreciation [Member]
Statement Line Items [Line Items]
Property, plant and equipment	$ (8,731)	$ (8,771)